LAND USE RIGHTS (Tables)	6 Months Ended
Dec. 31, 2019
LAND USE RIGHTS
Schedule of Land use rights consisted

Land use rights consisted of the following:

	June 30,	December 31,	December 31,
	2019	2019	2019
	RMB	RMB	U.S. Dollars
Land use rights	¥1,361,969	¥1,361,969	$195,460
Less: accumulated amortization	(54,082)	(67,702)	(9,716)
Land use rights, net	¥1,307,887	¥1,294,267	$185,744

Schedule of estimated future amortization expenses

The estimated future amortization expenses are as follows:

Twelve months ending December 31,	RMB	U.S. Dollars
2020	¥27,239	$3,909
2021	27,239	3,909
2022	27,239	3,909
2023	27,239	3,909
2024	27,239	3,909
Thereafter	1,158,072	166,199
Total	¥1,294,267	$185,744